John Hancock Global Environmental Opportunities Fund Investment Strategy - Class A C I R6 [Member] - John Hancock Global Environmental Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Environmental Companies. The Planetary Boundaries The Planetary Boundaries (PB) is the scientific environmental framework which the manager uses to identify Environmental Companies. The PB framework was developed by a group of universities across the world. The PB framework identifies a set of nine boundaries considered most crucial for maintaining the stability of the earth’s ecosystems on which human society depends. Remaining within these nine boundaries is considered the “Safe Operating Space,” within which human society and the planet can continue to thrive. Exceeding those boundaries (i.e., being outside the Safe Operating Space) will increase the risk of large-scale adverse or irreversible environmental changes that will negatively impact the future of human society and development. The nine environmental boundaries as originally identified in 2009 are: climate change; rate of biodiversity loss (terrestrial and marine); interference with the nitrogen and phosphorus cycles (i.e., biogeochemical flows); stratospheric ozone depletion; ocean acidification; global freshwater use; change in land use; chemical pollution; and atmospheric aerosol loading. Further information on each of the boundaries is set forth below under “Information Regarding the Planetary Boundaries.” As of January 2026, the following boundaries have been crossed: climate change, rate of biodiversity loss, land-system change, biogeochemical flows, novel entities (chemical pollution), ocean acidification, and freshwater change. This does not impact the manager’s investment process, as a boundary that has been crossed simply implies a greater need to reduce stress on that boundary to reverse the trend. The PB framework is not a static framework but subject to change based on evolving scientific research. The following is a graphic representation of the boundaries as of January 2026, this is used for illustrative purposes to demonstrate the PB framework and may change. Source: Stockholm Resilience Centre, Pictet Asset Management, January 2026 Defining Environmental Companies The manager defines Environmental Companies as: 1Companies that operate within the Safe Operating Space of the Planetary Boundaries, and 2Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. The two-step process to identify investable Environmental Companies applied by the manager is detailed below. Step One: The manager screens the global universe of equity companies (approximately 40,000 companies) for those that have environmental footprints within the Safe Operating Space of the PB framework. Environmental footprint is defined as the effect that a person, company, and/or activity has on the environment, such as the amount of natural resources that they use and the amount of harmful gases that they produce. This first step is achieved by a screening process that includes a Life Cycle Assessment (LCA) analysis to identify companies whose activities, operations and products across their whole life cycle are within the Safe Operating Space of the PB framework. The LCA analysis assesses the impact on the nine boundaries associated with all the stages of the life of a company’s products, services or activities. To facilitate this analysis, the manager has developed a proprietary LCA model using their own data as well as inputs from various external databases. The underlying data used as inputs for the manager’s proprietary LCA model include over 30 different types of environmental impact measures (for example, Methane emission, CFC (Chlorofluorocarbon) emissions, Water consumption, and CO2 emissions). External databases used to develop the LCA model include those from universities, other third-party providers and other proprietary LCA databases. The LCA analysis may be complemented by input from environmental consulting companies that specialize in Life Cycle Assessments and have partnered exclusively with the manager. The inputs the manager uses for the LCA model, and any current partnerships with external environmental consultants, are subject to change. If a company is operating beyond the Safe Operating Space of one boundary, but is within the Safe Operating Space of another boundary, the manager would consider the average impact of the company across all boundaries and the company would not be prohibited from passing the screen. Typically, 4,000 companies pass through the screen at this part of the process. Step Two: After screening for companies that are within the Safe Operating Space defined by the Planetary Boundaries in Step One, the manager then narrows this investable universe to identify Environmental Companies. To be eligible as an Environmental Company, all or a portion of a company’s business activities must reduce stress in at least one or more of the planetary boundaries and potentially help adapt to the impacts of such stress. Specifically, the company must reduce the impact of human activity on such boundary so that the boundary is not exceeded or further exceeded and potentially help the economy to adapt to adverse environmental impacts. Business activities are defined as selling and/or creating products, technologies and/or services, including the provision of related support services. These business activities include those related to water usage, energy efficiency, renewable energy, sustainable forestry, organic agriculture, pollution control, dematerialized economy, waste management and recycling, as well as any the manager identifies as reducing stress on one or more Planetary Boundaries and potentially help adapt to the impacts of such stress. To measure whether a business activity reduces stress in any boundary, the manager uses quantitative inputs from the proprietary LCA analysis and database referred to above. The manager is able to complement this with qualitative judgement based on its knowledge of the company and experience with environmental business activities to determine whether an Environmental Company reduces stress on one or more boundaries. Typically, 400 stocks are identified and defined as Environmental Companies after Step One and Step Two. Portfolio Construction Once the universe of Environmental Companies is identified, the manager applies in-depth fundamental research to select the companies that the manager believes present the most attractive risk-return characteristics. In this analysis, the manager considers fundamental characteristics such as the company’s competitiveness, management quality, valuation and industry risk factors. The analysis also systematically integrates Social and Governance ESG factors at this stage of the portfolio construction process. Environmental and Social factors are evaluated as part of a company’s competitiveness and business franchise characteristics. The manager forms its own view based on primary research but is also supported by external data from third-party providers. The manager’s view on a company’s Governance is also integrated as part of the analysis on management quality, where the manager’s primary research and views are complemented by third-party data providers. A low ESG score would affect the overall score assigned to the security by the manager and, therefore, whether the security is chosen for the fund and, if chosen, the weight of that security in the portfolio. The ESG factors utilized during this stage of the portfolio construction process may change over time. The final result is a high conviction portfolio of Environmental Companies. The fund may invest in equity and equity-related securities issued by U.S. and non-U.S. companies, including common, convertible and preferred stock, warrants and depositary receipts. The fund does not limit its investments to companies in a particular market capitalization range and, at times, may invest a substantial portion of its assets in one or more particular market capitalization ranges. The fund seeks investment exposure to a number of countries throughout the world. Under normal circumstances, the fund will invest in companies domiciled, incorporated, organized or headquartered in at least three countries outside the U.S., including developing and emerging market countries (Foreign Companies). The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country. Although the fund can invest up to 100% of its assets in the securities of Foreign Companies, under normal circumstances it generally expects to invest at least 40% of its assets in the securities of such companies. However, if the manager determines, in its sole discretion, that market conditions are not favorable, the fund may invest less than 40% of its assets in Foreign Companies, but will not invest less than 30% of its assets in Foreign Companies.